INCOME TAXES - Schedule of Rollforward of uncertain tax position (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Rollforward of uncertain tax position
Unrecognized tax benefits, beginning of year	$ 11,065,000	$ 11,065,000	$ 12,725,000
Reversal of UTP due to lapse of the applicable statute of limitations	(11,065,000)	0	0
Reductions related to settlement of tax matters	0	0	(1,660,000)
Unrecognized tax benefits, end of year	$ 0	$ 11,065,000	$ 11,065,000